Property, Plant, and Equipment - Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment
Depreciation and amortization expense	$ 0.8	$ 1.2
Maintenance and repairs	$ 0.3	$ 0.3